Leases - Maturity Analysis of Undiscounted Cash Out Flows (Details) $ in Millions	Dec. 31, 2024 USD ($)
Finance leases
2025	$ 246
2026	210
2027	194
2028	168
2029	155
Thereafter	202
Imputed Interest	(174)
Total	1,000
Operating leases
2025	906
2026	787
2027	630
2028	447
2029	318
Thereafter	938
Imputed Interest	(603)
Total	3,422
Amount of leases not yet commenced	$ 496